Average Annual Total Returns{- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-10 - Fidelity® Small Cap Growth Fund	Fidelity Small Cap Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS014 Past 1 year	RS014 Past 5 years	RS014 Past 10 years
Total	36.41%	20.50%	16.05%	33.11%	18.41%	14.00%	22.66%	16.03%	12.68%	34.63%	16.36%	13.48%